Other Financial Assets - Summary of Stock at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
KDDI CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 959,347	¥ 1,134,370
MS&AD Insurance Group Holdings, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	340,482	427,950
NIPPON TELEGRAPH AND TELEPHONE CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	292,242	363,131
Mitsubishi UFJ Financial Group, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	206,749	232,760
SUZUKI MOTOR CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 173,760	¥ 166,896